Financial income and financial expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Financial Income	Financial income

in CHF thousands	2022	2021	2020
Interest income on financial assets held at amortized costs	1,142	99	367
Net foreign exchange gain	717	92	—
Total year ended December 31	1,859	191	367

Disclosure of Detailed Information about Financial Expense
Financial expense

in CHF thousands	2022	2021	2020
Net foreign exchange loss	—	—	(4,512)
Negative interest on financial assets held at amortized costs	(562)	(495)	(271)
Interest expense on leases	(43)	(53)	(24)
Other financial expenses	(14)	(8)	(9)
Total year ended December 31	(619)	(556)	(4,816)